UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     October 25, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $337,565 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9458   194764 SH       SOLE                   195464        0        0
ALTRIA GROUP INC               COM              02209S103      818    10691 SH       SOLE                    10691        0        0
AMERICAN INTL GROUP INC        COM              026874107      347     5228 SH       SOLE                     5228        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107     6750   307395 SH       SOLE                   307395        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     9905   299163 SH       SOLE                   299163        0        0
APPLIED MATLS INC              COM              038222105     7196   405879 SH       SOLE                   405879        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     9905   198315 SH       SOLE                   198315        0        0
BANK OF AMERICA CORPORATION    COM              060505104      525     9789 SH       SOLE                     9789        0        0
BAXTER INTL INC                COM              071813109    11572   254553 SH       SOLE                   254553        0        0
BOSTON BEER INC                CL A             100557107      441    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104     7724   117776 SH       SOLE                   117776        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      499    15335 SH       SOLE                    15335        0        0
BROADCOM CORP                  CL A             111320107      349    11511 SH       SOLE                    11511        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      257     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      325     8891 SH       SOLE                     8891        0        0
CAPITAL ONE FINL CORP          COM              14040H105      315     4000 SH       SOLE                     4000        0        0
CHEVRON CORP NEW               COM              166764100     8557   131941 SH       SOLE                   131941        0        0
CINTAS CORP                    COM              172908105     9763   239119 SH       SOLE                   239119        0        0
CISCO SYS INC                  COM              17275R102    10607   461544 SH       SOLE                   461544        0        0
CITIGROUP INC                  COM              172967101     9697   195223 SH       SOLE                   195223        0        0
COBIZ INC                      COM              190897108     4215   184368 SH       SOLE                   184368        0        0
COOPER INDS LTD                CL A             G24182100      256     3000 SH       SOLE                     3000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9146   184108 SH       SOLE                   184108        0        0
CVS CORP                       COM              126650100    12813   398905 SH       SOLE                   398905        0        0
DOLLAR TREE STORES INC         COM              256747106      446    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      231     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103     6552   168094 SH       SOLE                   168094        0        0
EXXON MOBIL CORP               COM              30231G102     1216    18124 SH       SOLE                    18124        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      323     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    13431   380462 SH       SOLE                   380462        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      630     3725 SH       SOLE                     3725        0        0
HALLIBURTON CO                 COM              406216101     8012   281633 SH       SOLE                   281633        0        0
HEWLETT PACKARD CO             COM              428236103    11569   315335 SH       SOLE                   315335        0        0
HOME DEPOT INC                 COM              437076102     7602   209596 SH       SOLE                   209596        0        0
HONEYWELL INTL INC             COM              438516106    10301   251862 SH       SOLE                   251862        0        0
ILLINOIS TOOL WKS INC          COM              452308109      269     6000 SH       SOLE                     6000        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200      206    11737 SH       SOLE                    11737        0        0
INTEL CORP                     COM              458140100      461    22400 SH       SOLE                    22400        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      313     3817 SH       SOLE                     3817        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1878    14040 SH       SOLE                    14040        0        0
JOHNSON & JOHNSON              COM              478160104      992    15288 SH       SOLE                    15288        0        0
JOHNSON CTLS INC               COM              478366107      579     8070 SH       SOLE                     8070        0        0
JP MORGAN CHASE & CO           COM              46625H100    11682   248770 SH       SOLE                   248770        0        0
LAUDER ESTEE COS INC           CL A             518439104      310     7695 SH       SOLE                     7695        0        0
LEHMAN BROS HLDGS INC          COM              524908100    10395   140733 SH       SOLE                   140733        0        0
LINCOLN NATL CORP IND          COM              534187109    10339   166532 SH       SOLE                   166532        0        0
MICROSOFT CORP                 COM              594918104      525    19189 SH       SOLE                    19189        0        0
MONSANTO CO NEW                COM              61166W101      390     8286 SH       SOLE                     8286        0        0
MOTOROLA INC                   COM              620076109    11860   474411 SH       SOLE                   474411        0        0
NORFOLK SOUTHERN CORP          COM              655844108      278     6308 SH       SOLE                     6308        0        0
NORTHROP GRUMMAN CORP          COM              666807102    10530   154695 SH       SOLE                   154695        0        0
OFFICE DEPOT INC               COM              676220106    11886   299385 SH       SOLE                   299385        0        0
PEPSICO INC                    COM              713448108     1377    21094 SH       SOLE                    21094        0        0
PFIZER INC                     COM              717081103      448    15783 SH       SOLE                    15783        0        0
PROCTER & GAMBLE CO            COM              742718109     1117    18201 SH       SOLE                    18201        0        0
QUALCOMM INC                   COM              747525103      278     7645 SH       SOLE                     7645        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      307     4647 SH       SOLE                     4647        0        0
SCHLUMBERGER LTD               COM              806857108      355     5722 SH       SOLE                     5722        0        0
SYSCO CORP                     COM              871829107      325     9725 SH       SOLE                     9725        0        0
TEXAS INSTRS INC               COM              882508104    10401   312811 SH       SOLE                   312811        0        0
TIME WARNER INC                COM              887317105    10404   570654 SH       SOLE                   570654        0        0
TJX COS INC NEW                COM              872540109      202     7200 SH       SOLE                     7200        0        0
TRAMMELL CROW CO               COM              89288R106      202     5531 SH       SOLE                     5531        0        0
TYCO INTL LTD NEW              COM              902124106      226     8065 SH       SOLE                     8065        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      952    15027 SH       SOLE                    15027        0        0
US BANCORP DEL                 COM NEW          902973304      483    14542 SH       SOLE                    14542        0        0
V F CORP                       COM              918204108    10838   148562 SH       SOLE                   148562        0        0
VULCAN MATLS CO                COM              929160109      203     2590 SH       SOLE                     2590        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      251     4491 SH       SOLE                     4491        0        0
WAL MART STORES INC            COM              931142103      430     8740 SH       SOLE                     8740        0        0
WALGREEN CO                    COM              931422109      275     6200 SH       SOLE                     6200        0        0
WATERS CORP                    COM              941848103     7620   168295 SH       SOLE                   168295        0        0
WELLS FARGO & CO NEW           COM              949746101    11468   316967 SH       SOLE                   316967        0        0
WYETH                          COM              983024100      464     9135 SH       SOLE                     9135        0        0
XILINX INC                     COM              983919101     5291   241044 SH       SOLE                   241044        0        0
ZIMMER HLDGS INC               COM              98956P102     9002   133359 SH       SOLE                   133359        0        0